GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Geograhic Area [Line Items]
Number of operating segments | item	1
Revenue from sales to customers		$ 712	$ 9,277
Long-lived assets	4,647	5,965
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers			32
Long-lived assets	3,523	4,227
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers		712	$ 9,245
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	$ 1,124	$ 1,738
Revenue [Member] | Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%		100.00%	99.00%